Employee benefits (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Not later than one year [member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 25,580	₨ 24,983
Later than two year and not later than five year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	87,963	79,348
Later than six year and not later than ten year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	61,091	56,595
Later than ten years [member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 37,070	₨ 34,386